FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities
		September 30	June 30
	Level	2012	2012
		($ in thousands)

2012 Warrants at fair value	2	$4,979	$1,706
Embedded derivative	3	-	49
		$4,979	$1,755

		June 30	December 31
	Level	2012	2011	2010
		($ in thousands)

2010 Convertible Debentures	3	$-	$-	$1,044
2012 Warrants at fair value	2	1,706
Embedded derivative	3	49
		$1,755	$-	$1,044

Schedule of Financial Liabilities Estimated Utilizing Level 3 Inputs
Embedded Derivative
($ in thousands)

Balance as of July 1, 2012	$49
Total losses (gains) (realized and unrealized) - included in earnings - financial expenses , net	(49)
Balance as of September 30, 2012	$-

	Embedded Derivative	Convertible Loan
	($ in thousands)	($ in thousands)

Balance as of January 1, 2010	$-	$-
Issuances		1,133
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		(89)
Balance as of December 31, 2010	-	1,044
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		624
Convertion to Company's shares of common stock		(668)
Redemption		(1,000)
Balance as of December 31, 2011	-	-
Issuances	8
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net	41
Balance as of June 30, 2012	$49	$-